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[INVESCO AIM LOGO APPEARS HERE]
--Servicemark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919

Invesco Aim Advisors, Inc.

February 27, 2009

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re: AIM International Mutual Funds
    CIK No. 0000880859

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, ("1933 Act"), the undersigned certifies on behalf of AIM International Mutual Funds (the "Fund") that the Prospectuses and Statement of Additional Information relating to the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, as applicable, of AIM Asia Pacific Growth Fund, AIM European Growth Fund, AIM Global Growth Fund, AIM Global Small & Mid Cap Growth Fund, AIM International Core Equity Fund and AIM International Growth Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 42 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 42 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on February 25, 2009.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1968.

Sincerely,


/s/ Stephen R. Rimes

Stephen R. Rimes
Counsel